Related Party Balances and Transactions (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Rad Bynet [Member]
Related Party Transaction [Line Items]
Reimbursements for services provided	$ 0	$ 941	$ 1,662
Inventories [Member] | Rad Bynet [Member]
Related Party Transaction [Line Items]
Expenses	0	104	122
Purchase of property and equipment [Member]
Related Party Transaction [Line Items]
Expenses	0	37	180
Purchase of property and equipment [Member] | Rad Bynet [Member]
Related Party Transaction [Line Items]
Expenses	$ 0	$ 37	$ 180